Investment Portfolioas of April 30, 2026 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 99.9%
Communication Services 13.9%
Entertainment 1.3%
ROBLOX Corp. "A"*	30,498	1,685,320
Spotify Technology SA*	7,500	3,349,125
		5,034,445
Interactive Media & Services 12.6%
Alphabet, Inc. "A"	90,820	34,947,536
Meta Platforms, Inc. "A"	23,374	14,302,784
		49,250,320
Consumer Discretionary 6.5%
Broadline Retail 5.2%
Amazon.com, Inc.*	76,301	20,224,343
Household Durables 0.9%
SharkNinja, Inc.*	30,300	3,500,559
Textiles, Apparel & Luxury Goods 0.4%
Birkenstock Holding PLC* (a)	46,798	1,812,955
Consumer Staples 1.5%
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	5,594	5,675,281
Financials 3.5%
Financial Services 3.5%
Visa, Inc. "A"	41,058	13,542,571
Health Care 8.1%
Health Care Equipment & Supplies 3.7%
Dexcom, Inc.*	23,604	1,405,618
Intuitive Surgical, Inc.*	12,634	5,781,445
IRhythm Holdings, Inc.*	21,800	2,815,688
Stryker Corp.	14,888	4,691,655
		14,694,406
Health Care Providers & Services 1.4%
Billiontoone, Inc. "A"* (a)	13,640	1,023,682
Guardant Health, Inc.*	52,302	4,554,458
		5,578,140
Health Care Technology 0.2%
Waystar Holding Corp.* (a)	33,023	705,867
Life Sciences Tools & Services 1.0%
Stevanato Group SpA	77,880	1,323,960
Thermo Fisher Scientific, Inc.	5,250	2,514,540
		3,838,500

Pharmaceuticals 1.8%
Eli Lilly & Co.	7,410	6,925,386
Industrials 15.4%
Aerospace & Defense 2.4%
Aevex Corp. "A"*	26,825	811,456
Axon Enterprise, Inc.*	11,266	4,526,228
Curtiss-Wright Corp.	2,660	1,915,732
Karman Holdings, Inc.*	31,719	2,156,258
		9,409,674
Building Products 1.7%
Modine Manufacturing Co.*	26,150	6,658,574
Construction & Engineering 2.2%
Comfort Systems USA, Inc.	2,913	5,360,648
Sterling Infrastructure, Inc.*	6,445	3,323,171
		8,683,819
Electrical Equipment 7.2%
AMETEK, Inc.	27,158	6,395,709
Bloom Energy Corp. "A"*	14,600	4,137,056
Forgent Power Solutions, Inc.*	56,577	2,128,427
GE Vernova, Inc.	4,000	4,333,840
Vertiv Holdings Co. "A"	28,830	9,470,367
X-Energy, Inc.*	60,044	1,905,196
		28,370,595
Machinery 0.6%
RBC Bearings, Inc.*	4,101	2,456,868
Professional Services 0.4%
TransUnion	19,850	1,409,350
Trading Companies & Distributors 0.9%
EquipmentShare.com, Inc. "A"* (a)	70,000	1,469,650
QXO, Inc.* (a)	100,000	2,007,000
		3,476,650
Information Technology 49.5%
Communications Equipment 1.3%
Arista Networks, Inc.*	30,396	5,249,693
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. "A"	28,439	4,188,212
IT Services 1.8%
Cloudflare, Inc. "A"*	11,000	2,254,670
DigitalOcean Holdings, Inc.*	21,000	2,025,030
MongoDB, Inc.*	11,500	2,884,545
		7,164,245
Semiconductors & Semiconductor Equipment 23.9%
Analog Devices, Inc.	5,100	2,051,526
Broadcom, Inc.	59,900	25,004,057
Lam Research Corp.	24,499	6,317,312
Micron Technology, Inc.	4,000	2,068,640
NVIDIA Corp.	292,128	58,299,985
		93,741,520

Software 12.7%
AppLovin Corp. "A"*	3,140	1,401,539
Cadence Design Systems, Inc.*	13,898	4,580,642
Datadog, Inc. "A"*	17,677	2,336,723
Microsoft Corp.	80,162	32,688,460
Palantir Technologies, Inc. "A"*	36,300	5,049,693
Samsara, Inc. "A"*	48,767	1,401,563
ServiceNow, Inc.*	24,497	2,163,330
		49,621,950
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc.	125,774	34,128,775
Real Estate 1.5%
Real Estate Management & Development 1.5%
CoStar Group, Inc.*	77,616	2,686,290
Jones Lang LaSalle, Inc.*	9,966	3,170,483
		5,856,773
Total Common Stocks (Cost $145,435,100)		391,199,471

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (b) (c) (Cost $4,313,940)	4,313,940	4,313,940

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.67% (b) (Cost $848,371)	848,371	848,371

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $150,597,411)	101.2	396,361,782
Other Assets and Liabilities, Net	(1.2)	(4,635,902)
Net Assets	100.0	391,725,880
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 7/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (b) (c)
—	4,313,940 (d)	—	—	—	60,181	—	4,313,940	4,313,940
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.67% (b)
4,108,454	51,046,397	54,306,480	—	—	82,240	—	848,371	848,371
4,108,454	55,360,337	54,306,480	—	—	142,421	—	5,162,311	5,162,311

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $6,906,590, which is 1.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,725,880.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$391,199,471	$—	$—	$391,199,471
Short-Term Investments (a)	5,162,311	—	—	5,162,311
Total	$396,361,782	$—	$—	$396,361,782

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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